Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF™ - March | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.90%
Innovator U.S. Equity Ultra Buffer ETF™ - March | Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $599.49 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
Innovator U.S. Equity Ultra Buffer ETF™ - March | Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $656.27 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
Innovator U.S. Equity Ultra Buffer ETF™ - March | Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $656.27 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator U.S. Equity Ultra Buffer ETF™ - March | Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $410.18 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)
Innovator U.S. Equity Ultra Buffer ETF™ - March | Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $707.21 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.00%)